Retirement and Deferred Compensation Plans - Plans with Projected Benefit Obligation in Excess of Fair Value of Plan Assets (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Projected benefit obligation	$ 48.4	$ 52.1
Plan assets	$ 39.4	$ 42.0